Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Accounts receivable	$51,285	$55,575
Allowance for credit losses	(642)	(448)
Accounts receivable, net	$50,643	$55,127

Schedule of Movement of Allowance of Credit Loss

The movement of allowance of credit losses was as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at beginning of the periods presented	$104	$642
Addition/(reversal) in credit losses	169	(198)
Write off	-	(5)
Foreign currency translation adjustment	6	9
Balance at end of the periods presented	$279	$448

Schedule of Accounts Receivable Calculated from the Expiration Date	An aging analysis of the Group’s accounts receivable, calculated from the expiration date of the customer’s credit terms, is as follows:
	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Not overdue	$38,056	$37,773
Within 90 days	12,228	17,020
Between 3 and 6 months	398	371
Between 6 months and a year	193	326
Over a year	410	85
	$51,285	$55,575